Employee and Personnel Costs - Additional Information (Details) - Member	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefits [Abstract]
Average number of members of management	14	13	13
Number of members of key management	13